FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	$ 95,892	$ 228,698
Total, Carrying amount
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	95,892
Total, contractual cash flows	95,892
Liquidity Risk
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	95,892
Total, contractual cash flows	95,892
Liquidity Risk | Due within 1 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	95,892
Total, contractual cash flows	95,892
Liquidity Risk | Due within 2 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	0
Liquidity Risk | Due within 3 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	$ 0